Note 7 - Accrued Expenses - Restructuring Activity 1 (Details) - Severance and Benefits Costs [Member] - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Restructuring expenses	$ 805	$ 2,791	$ 7,523
Cash payments			(2,418)
Ending balance	$ 2,228	$ 2,228	$ 5,105	$ 2,850